Refund Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Change in Refund Liabilities
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2024	2025
	US$	US$
Refund liabilities
Balance, beginning of year	3,329	5,968
Additions	5,209	1,838
Actual sales return and discount	(2,570)	(1,794)

Balance, end of year	5,968	6,012